NATIXIS FUNDS TRUST II

November 28, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus, dated December 1, 2014, for ASG Global Macro Fund, a series of Natixis Funds Trust II, does not differ from that contained in Post-Effective Amendment No. 194 that was filed electronically on November 26, 2014.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary